As filed with the Securities and Exchange Commission on November 21, 1995.


                                        1933 Act File No. 2-49560
                                        1940 Act File No. 811-2429

               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM N-1A

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  X
                Pre-Effective Amendment No.
                Post-Effective Amendment No.  39

                               and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  X
                       Amendment No.  27

                     USAA MUTUAL FUND, INC.
        -------------------------------------------------
       (Exact Name of Registrant as Specified in Charter)

      9800 Fredericksburg Rd., San Antonio, TX       78288
     ------------------------------------------------------
     (Address of Principal Executive Offices)     (Zip Code)

Registrant's Telephone Number, including Area Code (210) 498-0600

                  Michael D. Wagner, Secretary
                     USAA MUTUAL FUND, INC.
                     9800 Fredericksburg Rd.
                   San Antonio, TX  78288-0227
             ---------------------------------------
             (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective under Rule 485 immediately upon filing pursuant to paragraph (b)
 X  on December 1, 1995 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(1)
    on (date) pursuant to paragraph (a)(1)
    75 days after filing pursuant to paragraph (a)(2)
    on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

               DECLARATION PURSUANT TO RULE 24f-2

The Registrant has heretofore registered an indefinite number of shares of the Aggressive Growth Fund, Growth Fund, Growth & Income Fund, Income Stock Fund, Income Fund, Short-Term Bond Fund, and Money Market Fund pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant filed its Rule 24f-2 notice for the fiscal year ended July 31, 1995 on September 21, 1995.

                  Exhibit Index on Page 11-12


                                                   Page 1 of 44

                     USAA MUTUAL FUND, INC.


                      CROSS REFERENCE SHEET

                             Part A


FORM N-1A ITEM NO.            SECTION IN PROSPECTUS

1.  Cover Page................Same

2.  Synopsis..................Fees and Expenses

3.  Condensed Financial
       Information............Financial Highlights
                              Performance Information

4.  General Description
       of Registrant..........Investment Objective and Policies
                              Description of Shares

5.  Management of the Fund....Management of the Company
                              Service Providers

6.  Capital Stock and Other
       Securities.............Dividends, Distributions and Taxes
                              Description of Shares

7.  Purchase of Securities
       Being Offered..........Purchase of Shares
                              Conditions of Purchase and Redemption
                              Exchanges
                              Other Services
                              Share Price Calculation

8.  Redemption or Repurchase..Redemption of Shares
                              Conditions of Purchase and Redemption
                              Exchanges
                              Other Services

9.  Legal Proceedings.........Not Applicable


                     USAA MUTUAL FUND, INC.


                      CROSS REFERENCE SHEET

                             Part B


FORM N-1A ITEM NO.            SECTION IN STATEMENT OF ADDITIONAL
                              INFORMATION

10.  Cover Page...............Same

11.  Table of Contents........Same

12.  General Information and
        History...............Not Applicable

13.  Investment Objectives
        and Policies..........Investment Policies
                              Investment Restrictions
                              Portfolio Transactions

14.  Management of the
        Registrant............Directors and Officers of the Company

15.  Control Persons and
        Principal Holders
        of Securities.........Directors and Officers of the Company

16.  Investment Advisory and
        Other Services........Directors and Officers of the Company
                              The Company's Manager
                              General Information

17.  Brokerage Allocation and
        Other Practices.......Portfolio Transactions

18.  Capital Stock and Other
        Securities............Further Description of Shares

19.  Purchase, Redemption and
        Pricing of Securities
        Being Offered.........Valuation of Securities
                              Additional Information Regarding
                                 Redemption of Shares
                              Investment Plans

20.  Tax Status...............Tax Considerations

21.  Underwriters.............The Company's Manager

22.  Calculation of Performance
        Data..................Calculation of Performance Data

23.  Financial Statements.....General Information






                          Parts A and B

      previously filed with Post-Effective Amendment No. 38

                 of the Registrant (No. 2-49560)

      filed with the Securities and Exchange Commission on

                       September 29, 1995.





                     USAA MUTUAL FUND, INC.


PART C.   OTHER INFORMATION
          -----------------

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements:

     Financial Statements included in Parts A and B (Prospectuses and Statement of Additional Information) of this Registration Statement:

          Financial Statements and Independent Auditors' Reports are incorporated by reference to the USAA Aggressive Growth, Growth, Growth & Income, Income Stock, Income, Short-Term Bond, and Money Market Funds' Annual Reports to Shareholders for fiscal year ended July 31, 1995.

     (b)  Exhibits:

Exhibit No. Description of Exhibits
----------  -----------------------
     1    (a)  Articles of Incorporation dated October 10, 1980 (1)
          (b)  Articles of Amendment dated January 14, 1981 (1)
          (c)  Articles Supplementary dated July 28, 1981 (1)
          (d)  Articles Supplementary dated November 3, 1982 (1)
          (e)  Articles of Amendment dated May 18, 1983 (1)
          (f)  Articles Supplementary dated August 8, 1983 (1)
          (g)  Articles Supplementary dated July 27, 1984 (1)
          (h)  Articles Supplementary dated November 5, 1985 (1)
          (i)  Articles Supplementary dated January 23, 1987 (1)
          (j)  Articles Supplementary dated May 13, 1987 (1)
          (k)  Articles Supplementary dated January 25, 1989 (1)
          (l)  Articles Supplementary dated May 2, 1991 (1)
          (m)  Articles Supplementary dated November 14, 1991 (1)
          (n)  Articles Supplementary dated April 14, 1992 (1)
          (o)  Articles Supplementary dated November 4, 1992 (1)
          (p)  Articles Supplementary dated March 23, 1993 (1)
          (q)  Articles Supplementary dated May 5, 1993 (1)
          (r)  Articles Supplementary dated November 8, 1993 (1)
          (s)  Articles Supplementary dated January 18, 1994 (1)
          (t)  Articles Supplementary dated November 9, 1994 (1)
          (u)  Articles Supplementary dated November 8, 1995 (filed herewith)

     2         Bylaws, as amended January 10, 1994 (1)

     3         Voting trust agreement - Not Applicable

     4         Specimen certificates for shares of
          (a)  Growth Fund (1)
          (b)  Income Fund (1)
          (c)  Money Market Fund (1)
          (d)  Aggressive Growth Fund (1)
          (e)  Income Stock Fund (1)
          (f)  Growth & Income Fund (1)
          (g)  Short-Term Bond Fund (1)

     5    (a)  Advisory Agreement dated September 21, 1990 (1)
          (b) Letter Agreement dated June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund (1)

     6    (a)  Underwriting Agreement dated July 25, 1990 (1)
          (b) Letter Agreement dated June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund (1)

     7         Not Applicable

Exhibit No. Description of Exhibits
----------  -----------------------
     8    (a)  Custodian Agreement dated November 3, 1982 (1)
          (b)  Letter Agreement dated April 20, 1987 adding
                Income Stock Fund (1)
          (c)  Amendment No. 1 to the Custodian Contract dated
                October 30, 1987 (1)
          (d)  Amendment to the Custodian Contract dated November 3, 1988 (1)
          (e)  Amendment to the Custodian Contract dated February 6, 1989 (1)
          (f)  Amendment to the Custodian Contract dated November 8, 1993 (1)
          (g) Letter Agreement dated June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund (1)

     9    (a)  Articles of Merger dated January 30, 1981 (1)
          (b)  Transfer Agency Agreement dated January 23, 1992 (1)
          (c)  Letter Agreement dated June 1, 1993 adding Growth & Income
                Fund and Short-Term Bond Fund (1)
          (d) Amendments dated May 3, 1995 to the Transfer Agency Agreement Fee Schedules for Growth Fund, Aggressive Growth Fund, Income Fund, Growth & Income Fund, Income Stock Fund, Money Market Fund, and Short-Term Bond Fund (1)
          (e) Amendment No. 1 to Transfer Agency Agreement dated November 14, 1995 (filed herewith)

     10        Opinion and Consent of Counsel (filed herewith)

     11        Independent Auditors' Consent (filed herewith)

     12        Financial Statements omitted from prospectus - Not Applicable

     13        Subscription and Investment Letter for Growth & Income Fund
                and Short-Term Bond Fund (1)

     14        Prototype Plans
          (a)  USAA INVESTMENT MANAGEMENT COMPANY IRA Handbook (1)
          (b)  USAA INVESTMENT MANAGEMENT COMPANY SEP-IRA Handbook (1)
          (c)  USAA INVESTMENT MANAGEMENT COMPANY 403(b)(7) Handbook (1)

     15        12b-1 Plans - Not Applicable

     16        Schedule for Computation of Performance Quotation (1)

     17        Financial Data Schedules
          (a)  Growth Fund (filed herewith)
          (b)  Aggressive Growth Fund (filed herewith)
          (c)  Income Fund (filed herewith)
          (d)  Money Market Fund (filed herewith)
          (e)  Income Stock Fund (filed herewith)
          (f)  Growth & Income Fund (filed herewith)
          (g)  Short-Term Bond Fund (filed herewith)

     18        Plan Adopting Multiple Classes of Shares - Not Applicable

     19        Powers of Attorney
          (a)  Powers of Attorney for Michael J.C. Roth, Sherron
                A. Kirk, John W. Saunders, Jr., C. Dale Briscoe, George E. Brown, Howard L. Freeman, Jr., and Richard A. Zucker dated November 8, 1993 (1)
          (b) Powers of Attorney for Hansford T. Johnson and Barbara B. Dreeben (1)

--------------------

(1)  Previously filed with Post-Effective Amendment No. 38 of the
     Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 29, 1995.

Item 25.  Persons Controlled by or Under Common Control with Registrant

     Information pertaining to persons controlled by or under common control with Registrant is hereby incorporated by reference to the section captioned "Management of the Company" in the Prospectus and the section captioned "Directors and Officers of the Company" in the Statement of Additional Information.

Item 26.  Number of Holders of Securities

     Set forth below are the number of record holders, as of August 31, 1995, of each class of securities of the Registrant.

            Title of Class    Number of Record Holders
            --------------    ------------------------
          Aggressive Growth Fund         34,251
          Growth Fund                    81,771
          Income Stock Fund             104,451
          Income Fund                    81,212
          Money Market Fund             106,348
          Growth & Income Fund           21,950
          Short-Term Bond Fund            5,817

Item 27.  Indemnification

          Protection for the liability of the adviser and underwriter and for the officers and directors of the Registrant is provided by two methods:

     (a) The Director and Officer Liability Policy. This policy covers all losses incurred by the Registrant, its adviser and its underwriter from any claim made against those entities or persons during the policy period by any shareholder or former shareholder of the Fund by reason of any alleged negligent act, error or omission committed in connection with the administration of the investments of said Registrant or in connection with the sale or redemption of shares issued by said Registrant.

     (b) Statutory Indemnification Provisions. Under Section 2-418 of the Maryland General Corporation Law, the Registrant is authorized to indemnify any past or present director, officer, agent or employee against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him in connection with any proceeding in which he is a party by reason of having served as a director, officer, agent or employee, if he acted in good faith and reasonably believed that, (i) in the case of conduct in his official capacity with the Registrant, that his conduct was in the best interests of the Registrant, or (ii) in all other cases, that his conduct was at least not opposed to the best interests of the Registrant. In the case of any criminal proceeding, said director, officer, agent or employee must in addition have had no reasonable cause to believe that his conduct was unlawful. In the case of a proceeding by or in the right of the Registrant, indemnification may only be made against reasonable expenses and may not be made in respect of any proceeding in which the director, officer, agent or employee shall have been adjudged to be liable to the Registrant. The termination of any proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent creates a rebuttable presumption that the director, officer, agent or employee did not meet the requisite standard of conduct for indemnification. No indemnification may be made in respect of any proceeding charging improper personal benefit to the director, officer, agent or employee whether or not involving action in such person's official capacity, if such person was adjudged to be liable on the basis that improper personal benefit was received. If such director, officer, agent or employee is successful, on the merits or otherwise, in defense of any such proceeding against him, he shall be indemnified against the reasonable expenses incurred by him (unless such indemnification is limited by the Registrant's charter, which it is not). Additionally, a court of appropriate jurisdiction may order indemnification in certain circumstances even if the appropriate standard of conduct set forth above was not met.

          Indemnification may not be made unless authorized in the specific case after determination that the applicable standard of conduct has been met. Such determination shall be made by either: (i) the board of directors by either (x) a majority vote of a quorum consisting of directors not parties to the proceeding or (y) if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not at the time parties to such proceeding who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate; (ii) special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) above, or, if the requisite quorum of the board cannot be obtained therefore and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or (iii) the stockholders.

          Reasonable expenses may be reimbursed or paid by the Registrant in advance of final disposition of a proceeding after a determination, made in accordance with the procedures set forth in the preceding paragraph, that the facts then known to those making the determination would not preclude indemnification under the applicable standards provided the Registrant receives (i) a written affirmation of the good faith belief of the person seeking indemnification that the applicable standard of conduct necessary for indemnification has been met, and (ii) a written undertaking to repay the advanced sums if it is ultimately determined that the applicable standard of conduct has not been met.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Registrant's Articles of Incorporation or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser

          Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Management of the Company" and to the section of the Statement of Additional Information captioned "Directors and Officers of the Company".

Item 29.  Principal Underwriters

     (a) USAA Investment Management Company (the "Adviser") acts as principal underwriter and distributor of the Registrant's shares on a best-efforts basis and receives no fee or commission for its underwriting services. The Adviser, wholly-owned by United Services
          Automobile Association, also serves as principal underwriter for USAA Tax Exempt Fund, Inc., USAA
          Investment Trust, and USAA State Tax-Free Trust.

     (b) Set forth below is information concerning each director and executive officer of USAA Investment Management
          Company.

Name and Principal       Position and Offices        Position and Offices
 Business Address          with Underwriter          with Registrant
------------------       --------------------        --------------------
Hansford T. Johnson      Director and Chairman       Director and
9800 Fredericksburg Rd.  of the Board of             Chairman of the
San Antonio, TX  78288   Directors                   Board of Directors

Michael J.C. Roth        Chief Executive Officer,    President, Director
9800 Fredericksburg Rd.  President, Director, and    and Vice Chairman of
San Antonio, TX  78288   Vice Chairman of the        the Board of Directors
                         Board of Directors

John W. Saunders, Jr.    Senior Vice President,      Vice President and
9800 Fredericksburg Rd.  Fixed Income Investments,   Director
San Antonio, TX  78288   and Director

Harry W. Miller          Senior Vice President,      None
9800 Fredericksburg Rd.  Equity Investments,
San Antonio, TX  78288   and Director

William McCrae           Director                    None
9800 Fredericksburg Rd.
San Antonio, TX  78288

Josue Robles, Jr.        Director                    None
9800 Fredericksburg Rd.
San Antonio, TX  78288

John J. Dallahan         Senior Vice President,      None
9800 Fredericksburg Rd.  Investment Services
San Antonio, TX  78288

Michael D. Wagner        Vice President, Secretary   Secretary
9800 Fredericksburg Rd.  and Counsel
San Antonio, TX  78288

Sherron A. Kirk          Vice President and          Treasurer
9800 Fredericksburg Rd.  Controller
San Antonio, TX  78288

Alex M. Ciccone          Vice President,             Assistant
9800 Fredericksburg Rd.  Compliance                  Secretary
San Antonio, TX 78288

     (c)  Not Applicable

Item 30.  Location of Accounts and Records

     The following entities prepare, maintain and preserve the records required by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request:

            USAA Investment Management Company
            9800 Fredericksburg Rd.
            San Antonio, Texas 78288

            USAA Shareholder Account Services
            10750 Robert F. McDermott Freeway
            San Antonio, Texas 78288

            State Street Bank and Trust Company
            1776 Heritage Drive
            North Quincy, Massachusetts 02171


Item 31.  Management Services

     Not Applicable

Item 32.  Undertakings

     The Registrant hereby undertakes to provide each person to whom a prospectus is delivered a copy of the Registrant's latest annual report(s) to shareholders upon request and without charge.



                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Antonio and State of Texas on the 21st day of November, 1995.

                                        USAA MUTUAL FUND, INC.


                                                 *
                                        ---------------------
                                        Michael J.C. Roth
                                        President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


     (Signature)                    (Title)                     (Date)


         *                    Chairman of the                November 21, 1995
----------------------        Board of Directors
Hansford T. Johnson


         *                    Vice Chairman of the Board     November 21, 1995
----------------------        of Directors and President
Michael J.C. Roth             (Principal Executive Officer)


         *                    Treasurer (Principal           November 21, 1995
----------------------        Financial and
Sherron A. Kirk               Accounting Officer)


         *                    Director                       November 21, 1995
----------------------
John W. Saunders, Jr.


         *                    Director                       November 21, 1995
----------------------
C. Dale Briscoe


         *                    Director                       November 21, 1995
----------------------
George E. Brown


         *                    Director                       November 21, 1995
----------------------
Howard L. Freeman, Jr.


         *                    Director                       November 21, 1995
----------------------
Richard A. Zucker


         *                    Director                       November 21, 1995
----------------------
Barbara B. Dreeben


* By: /s/Michael D. Wagner
-----------------------------
     Michael D. Wagner, Attorney-in-Fact, under Powers of Attorney dated November 8, 1993, September 6, 1995, and September 12, 1995, incorporated by reference to Post-Effective Amendment No. 38, filed with the Securities and Exchange Commission on September 29, 1995.



                          Exhibit Index

 Exhibit             Item                                            Page No. *
---------            ----                                            ----------
  1  (a)  Articles of Incorporation dated October 10, 1980 (1)
     (b)  Articles of Amendment dated January 14, 1981 (1)
     (c)  Articles Supplementary dated July 28, 1981 (1)
     (d)  Articles Supplementary dated November 3, 1982 (1)
     (e)  Articles of Amendment dated May 18, 1983 (1)
     (f)  Articles Supplementary dated August 8, 1983 (1)
     (g)  Articles Supplementary dated July 27, 1984 (1)
     (h)  Articles Supplementary dated November 5, 1985 (1)
     (i)  Articles Supplementary dated January 23, 1987 (1)
     (j)  Articles Supplementary dated May 13, 1987 (1)
     (k)  Articles Supplementary dated January 25, 1989 (1)
     (l)  Articles Supplementary dated May 2, 1991 (1)
     (m)  Articles Supplementary dated November 14, 1991 (1)
     (n)  Articles Supplementary dated April 14, 1992 (1)
     (o)  Articles Supplementary dated November 4, 1992 (1)
     (p)  Articles Supplementary dated March 23, 1993 (1)
     (q)  Articles Supplementary dated May 5, 1993 (1)
     (r)  Articles Supplementary dated November 8, 1993 (1)
     (s)  Articles Supplementary dated January 18, 1994 (1)
     (t)  Articles Supplementary dated November 9, 1994 (1)
     (u)  Articles Supplementary dated November 8, 1995 (filed herewith)   13

  2       Bylaws, as amended January 10, 1994 (1)

  3       Voting trust agreement - Not Applicable

  4       Specimen certificates for shares of
     (a)  Growth Fund (1)
     (b)  Income Fund (1)
     (c)  Money Market Fund (1)
     (d)  Aggressive Growth Fund (1)
     (e)  Income Stock Fund (1)
     (f)  Growth & Income Fund (1)
     (g)  Short-Term Bond Fund (1)

  5  (a)  Advisory Agreement dated September 21, 1990 (1)
     (b)  Letter Agreement dated June 1, 1993 adding Growth &
           Income Fund and Short-Term Bond Fund (1)

  6  (a)  Underwriting Agreement dated July 25, 1990 (1)
     (b)  Letter Agreement dated June 1, 1993 adding Growth &
           Income Fund and Short-Term Bond Fund (1)

  7       Not Applicable

  8  (a)  Custodian Agreement dated November 3, 1982 (1)
     (b)  Letter Agreement dated April 20, 1987 adding Income Stock Fund (1)
     (c)  Amendment No. 1 to the Custodian Contract dated October 30, 1987 (1)
     (d)  Amendment to the Custodian Contract dated November 3, 1988 (1)
     (e)  Amendment to the Custodian Contract dated February 6, 1989 (1)
     (f)  Amendment to the Custodian Contract dated November 8, 1993 (1)
     (g) Letter Agreement dated June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund (1)

  9  (a)  Articles of Merger dated January 30, 1981 (1)
     (b)  Transfer Agency Agreement dated January 23, 1992 (1)
     (c)  Letter Agreement dated June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund (1)
     (d) Amendments dated May 3, 1995 to the Transfer Agency Agreement Fee Schedules for Growth Fund, Aggressive Growth Fund, Income Fund, Growth & Income Fund, Income Stock Fund, Money Market Fund, and Short-Term Bond Fund (1)
     (e)  Amendment No. 1 to Transfer Agency Agreement dated November 14,
           1995 (filed herewith)                                            17

                      Exhibit Index, cont.

 Exhibit             Item                                            Page No. *
---------            ----                                            ----------
 10       Opinion and Consent of Counsel (filed herewith)                   20

 11       Independent Auditors' Consent (filed herewith)                    22

 12       Financial Statements omitted from prospectus - Not Applicable

 13       Subscription and Investment Letter for Growth & Income Fund
           and Short-Term Bond Fund (1)

 14       Prototype Plans
     (a)  USAA INVESTMENT MANAGEMENT COMPANY IRA Handbook (1)
     (b)  USAA INVESTMENT MANAGEMENT COMPANY SEP-IRA Handbook (1)
     (c)  USAA INVESTMENT MANAGEMENT COMPANY 403(b)(7) Handbook (1)

 15       12b-1 Plans - Not Applicable

 16       Schedule for Computation of Performance Quotation (1)

 17       Financial Data Schedules
     (a)  Growth Fund (filed herewith)                                      24
     (b)  Aggressive Growth Fund (filed herewith)                           27
     (c)  Income Fund (filed herewith)                                      30
     (d)  Money Market Fund (filed herewith)                                33
     (e)  Income Stock Fund (filed herewith)                                36
     (f)  Growth & Income Fund (filed herewith)                             39
     (g)  Short-Term Bond Fund (filed herewith)                             42

 18       Plan Adopting Multiple Classes of Shares - Not Applicable

 19       Powers of Attorney
     (a) Powers of Attorney for Michael J.C. Roth, Sherron A. Kirk, John W. Saunders, Jr., C. Dale Briscoe, George E. Brown, Howard L. Freeman, Jr., and Richard A. Zucker dated November 8, 1993 (1)
     (b)  Powers of Attorney for Hansford T. Johnson and Barbara
            B. Dreeben (1)

(1)  Previously filed with Post-Effective Amendment No. 38 of the
     Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 29, 1995.

-------------------------------------------------
   *    Refers to sequentially numbered pages